SCHEDULE OF GOODWILL AND INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Cost: beginning balance		$ 12,279	$ 12,099
Acquisition of Cortex (see note 7)		15,894
Additions		269	180
Balance as of December 31, 2020		28,442	12,279
Accumulated amortization: beginning balance		5,698	4,070
Amortization recognized during the year		1,847	1,628
Accumulated amortization: ending balance		7,545	5,698
As of December 31, 2020		20,897	6,581
Internal Software [Member]
Finite-Lived Intangible Assets [Line Items]
Cost: beginning balance	[1]	180
Acquisition of Cortex (see note 7)	[1]
Additions	[1]	269	180
Balance as of December 31, 2020	[1]	449	180
Accumulated amortization: beginning balance	[1]
Amortization recognized during the year	[1]
Accumulated amortization: ending balance	[1]
As of December 31, 2020	[1]	449	180
Customer Relations [Member]
Finite-Lived Intangible Assets [Line Items]
Cost: beginning balance		6,080	6,080
Acquisition of Cortex (see note 7)		4,640
Additions
Balance as of December 31, 2020		10,720	6,080
Accumulated amortization: beginning balance		3,274	2,338
Amortization recognized during the year		987	936
Accumulated amortization: ending balance		4,261	3,274
As of December 31, 2020		6,459	2,806
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost: beginning balance		3,117	3,117
Acquisition of Cortex (see note 7)		1,673
Additions
Balance as of December 31, 2020		4,790	3,117
Accumulated amortization: beginning balance		2,424	1,732
Amortization recognized during the year		860	692
Accumulated amortization: ending balance		3,284	2,424
As of December 31, 2020		1,506	693
Goodwill [Member]
Finite-Lived Intangible Assets [Line Items]
Cost: beginning balance		2,902	2,902
Acquisition of Cortex (see note 7)		9,581
Additions
Balance as of December 31, 2020		12,483	2,902
Accumulated amortization: beginning balance
Amortization recognized during the year
Accumulated amortization: ending balance
As of December 31, 2020		$ 12,483	$ 2,902

[1]	During 2020, Gix Media engaged with a subcontractor for the development of an internal-use software (the “Software”). Gix Media capitalized its developments costs.